PaineWebber Strategic Income Fund                              Semiannual Report

                                                  July 15, 1999
Dear Shareholder,

   We are pleased to present you with the semiannual report for the PaineWebber Strategic Income Fund (the "Fund") for the six-month period ended May 31, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------
The bond markets went through a two-phase sell-off during the six-month period ended May 31, 1999. In January, Brazil was forced to devalue its currency. This devaluation, while bad news for Brazil, did not cause worldwide problems, as did Russia's devaluation in August 1998. The highly leveraged investments that destabilized the markets last August were gone by January 1999 and the sell-off was confined largely to Brazil. The contained response suggested that other countries' economies and financial markets had bottomed and might start to recover. At the same time, the consensus forecast of 1999 U.S. economic growth rose significantly, from 2% at year-end 1998 to 3.5% in January 1999, a portent of higher interest rates. Taking these events together, investors became bearish on bonds, leading to phase one of the sell-off in February.

   Phase two came in late April, when the markets began operating in post-crisis mode. Oil prices filtered through the consumer price index to remind investors that global economic improvement could have inflationary consequences for commodities. The commodity deflation and U.S. dollar strength that resulted from the Asian crisis had moderated wage increases in the United States, even though labor was in short supply. Investors had come to fear that low unemployment without the offsetting commodity deflation would result in higher wage increases.

   The dominant theme driving bond yields changed from deflation contagion to a reassessment of inflation risk. The Federal Reserve announced a bias toward raising short-term interest rates, citing the rapid growth of domestic demand, reduced global risk and few apparent offsets to inflation. Investors took this to mean that the Federal Reserve might raise rates at its June 29-30 Open Market Committee Meeting, and bond yields rose in response. The yield on the 30-year U.S. Treasury bond rose from 5.07% at the beginning of the period to 5.82% at period-end. The Federal Reserve did in fact raise interest rates by a quarter-point on June 30, 1999 and adopted a neutral stance on short-term interest rates. Investors reacted positively, as they interpreted this announcement to mean the Fed was not planning to raise rates at its meeting in August.

   As the period commenced, yield premiums to Treasurys stood historically high among the "spread sectors"--corporate, asset-backed and mortgage-backed securities that pay higher yields to compensate for their higher risk. The spread sectors rebounded strongly in the period despite near-record levels of issuance. Toward the end of the period spreads widened again in response to:

 o  Profit-taking in the corporate and mortgage sectors.

 o Heavy net issuance of corporates, asset-backed securities, commercial mortgage-backed securities and high-yield bonds.

 o Fears that an aggressive Fed rate increase would disrupt the stock market and cause a "hard landing" of the economy.

PAINEWEBBER STRATEGIC
INCOME FUND
FUND PROFILE

Goal:
High current income,
secondarily capital
appreciation

Allocation Manager:
Dennis L. McCauley,
Mitchell Hutchins
Asset Management Inc.

Total Net Assets:
$114.8 million as
of May 31, 1999

Dividend Payments:
Monthly

PaineWebber Strategic Income Fund                              Semiannual Report

OUTLOOK
--------------------------------------------------------------------------------
Most countries except the United States must solve structural economic problems before they can hit their full stride. Until the countries solve their problems, the global economy is likely to improve but grow below trend. That said, global growth and rising commodity prices represent risks to the bond markets. If inflation rises, then current historically low inflation-risk premiums also could rise. Productivity growth in the U.S. has reduced inflation for the last few years, but may not be able to counter rising wage pressures in the future.

   In light of our view, we expect the following over the next six months:

 o Market rates to stay in a trading range, with the long bond yielding 5.75-6.25%.

 o The Federal Reserve to raise the short-term interest rate by 50 basis points (a basis point equals 1/100th of one percent), an increase that appears to be discounted in the market already.

 o Corporate bond spreads to tighten, based on the strong economy and improved corporate profits.

 o Spread sectors to outperform Treasurys in a range-bound interest-rate environment.

Portfolio Review
--------------------------------------------------------------------------------

PERFORMANCE--TOTAL RETURNS FOR SIX MONTHS ENDED 5/31/99

                             Before Sales Charges    After Maximum Sales Charges
--------------------------------------------------------------------------------
   Class A Shares                    1.59%                    -2.50%
   Class B Shares                    1.20%                    -3.68%
   Class C Shares                    1.33%                     0.60%
   Class Y Shares                    1.72%                     1.72%
--------------------------------------------------------------------------------
The Fund's total return consists of the change in net asset value with any dividends reinvested. For shareowners who purchased or redeemed Fund shares during the period, the Fund's total return may be lower because of applicable sales charges. Class Y shares are not subject to sale charges.

HIGHLIGHTS

    The Fund allocates assets among three main sectors of the global bond market -- U.S. government/investment grade bonds, U.S. high-yield bonds and non-U.S. bonds -- and shifts emphasis among them as conditions warrant.

   During the six-month period ended May 31, 1999, the Fund benefited from its exposure to high-yield bonds. Beginning at 47.2% of the portfolio on November 30, 1998, the high-yield allocation rose to 48.2% in January 1999 as the sector showed signs of recovery. We gradually trimmed the Fund's exposure through April. High-yield bonds accounted for 45.1% of the portfolio at period-end.*

    The Fund's other allocations, however, hurt returns for the

----------------
*Weightings represent percentages of net assets as of May 31, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER
STRATEGIC
INCOME FUND

Sector Allocation*

[PIE CHART APPEARS HERE]

U.S. High Yield                            47.0%
U.S. Gov't/Investment-Grade Corp.          34.7%
Foreign/Emerging Markets                    5.5%
Cash/Cash Equivalents                      12.8%

PAINEWEBBER
STRATEGIC
INCOME FUND

Fund Characteristics*

-----------------------------------------
Weighted Avg Maturity          8.7 years
Weighted Avg Duration          5.2 years
-----------------------------------------

PaineWebber Strategic Income Fund                              Semiannual Report

--------------------------------------------------------------------------------
period, offsetting some of the gains achieved in the high-yield sector. The U.S. government/investment-grade corporate sector suffered as the "flight to quality" faded. Non-U.S. bonds lifted performance during March and April but lost ground for the six-month period.

    High-Yield Sector--The Fund's largest sector weighting remains communications (12.0%),* where we are emphasizing international long distance companies with extensive fiber optic networks. While we still find competitive local exchange carriers attractive, we are opting to take profits given their significant price appreciation. In cable, the second largest sector weighting (4.9%), we favor new entrants that offer integrated voice data and video.

   High-yield spreads are still well above the 15-year average of 491 basis points and new issuance continues at a rate below the 1998 level despite the increase in April and May. We expect the high-yield sector to outperform against a backdrop of range-bound interest rates. Solid fundamentals and slowly improving technicals also should help support the market. Credit analysis of individual companies remains critical, however, since quality and price vary so greatly in the high-yield market.

    U.S. Government and Investment Grade Sector--The sector posted losses for the period as market yields rose and hurt the entire bond market. We trimmed the Fund's Treasury holdings (1.6%) and increased exposure to mortgage-backed securities (33.1%). These moves reduced, but did not completely eliminate, the negative impact that the sector had on the Fund's performance. We are comfortable with the Fund's current exposure based on our belief that, after a moderate rate hike from the Federal Reserve, the economy will most likely land softly. Also, mortgage spreads to Treasurys still are wider than average and seem likely to narrow.

    Non-U.S. Sector--The Fund eliminated its position in Brazilian debt in early April due to uncertainties regarding Brazil's political and fiscal circumstances. The emerging market bond sector would benefit generally from a firming of world growth and a broader recovery of commodity prices (other than oil), as these trends would improve the balance of payments for most emerging market countries.

-----------------
*Weightings represent percentages of net assets as of May 31, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

PaineWebber Strategic Income Fund                              Semiannual Report

--------------------------------------------------------------------------------
   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on PaineWebber Strategic Income Fund or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander                      /s/ Brian M. Storms
MARGO ALEXANDER                          BRIAN M. STORMS
Chairman and Chief Executive Officer     President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.  Mitchell Hutchins Asset Management Inc.

/s/ Dennis L. McCauley                   /s/ Nirmal Singh
DENNIS L. MCCAULEY                       NIRMAL SINGH
Chief Investment Officer - Fixed Income  Manager, U.S. Government and
Mitchell Hutchins Asset Management Inc.  Investment Grade Sector
Allocation Manager                       PaineWebber Strategic Income Fund
PaineWebber Strategic Income Fund
                                         /s/ James F. Keegan
/s/ Thomas J. Libassi                    JAMES F. KEEGAN
THOMAS J. LIBASSI                        Portfolio Manager, U.S. Government and
Manager, High Yield Sector               Investment Grade Sector
PaineWebber Strategic Income Fund        PaineWebber Strategic Income Fund

/s/ Stuart Waugh
STUART WAUGH
Manager, Foreign and
Emerging Markets Sector
PaineWebber Strategic Income Fund


   This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended May 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1)Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER STRATEGIC INCOME FUND

PERFORMANCE RESULTS (unaudited)


                                                                                    Total Return(1)
                                   Net Asset Value                        -----------------------------------
                        -------------------------------------                 12 Months            6 Months
                         05/31/99      11/30/98      05/31/98              Ended 05/31/99       Ended 05/31/99
---------------------------------------------------------------------------------------------------------------
Class A Shares             $8.84         $9.06         $9.64                    (1.04)%              1.59%
Class B Shares              8.83          9.05          9.62                    (1.71)               1.20
Class C Shares              8.83          9.05          9.63                    (1.55)               1.33

Performance Summary Class A Shares

                             Net Asset Value
                         ----------------------         Capital Gains                                Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid(2)        Return(1)
---------------------------------------------------------------------------------------------------------------
02/07/94-12/31/94         $10.00         $8.56                -                $0.5792              (8.76)%
1995                        8.56          8.79                -                 0.9392              14.12
1996                        8.79          9.34                -                 0.6352              14.00
1997                        9.34          9.56                -                 0.7116              10.32
1998                        9.56          8.95                -                 0.7073               0.96
01/01/99-05/31/99           8.95          8.84                -                 0.2646               1.73
---------------------------------------------------------------------------------------------------------------
                                                      Totals:  $0.0000         $3.8371
---------------------------------------------------------------------------------------------------------------
                                                          Cumulative Total Return as of 05/31/99:   34.50%

Performance Summary Class B Shares

                             Net Asset Value
                         ----------------------         Capital Gains                                Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid(2)        Return(1)
---------------------------------------------------------------------------------------------------------------
02/07/94-12/31/94         $10.00         $8.55                -                $0.5242              (9.41)%
1995                        8.55          8.78                -                 0.8733              13.29
1996                        8.78          9.33                -                 0.5727              13.23
1997                        9.33          9.55                -                 0.6386               9.48
1998                        9.55          8.94                -                 0.6343               0.18
01/01/99-05/31/99           8.94          8.83                -                 0.2354               1.40
---------------------------------------------------------------------------------------------------------------
                                                      Totals:  $0.0000         $3.4785
---------------------------------------------------------------------------------------------------------------
                                                           Cumulative Total Return as of 05/31/99:  29.25%

Performance Summary Class C Shares
                             Net Asset Value
                         ----------------------         Capital Gains                                Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid(2)        Return(1)
---------------------------------------------------------------------------------------------------------------
02/07/94-12/31/94         $10.00         $8.56                -                $0.5424              (9.13)%
1995                        8.56          8.79                -                 0.8951              13.56
1996                        8.79          9.33                -                 0.5934              13.36
1997                        9.33          9.56                -                 0.6638               9.89
1998                        9.56          8.94                -                 0.6597               0.34
01/01/99-05/31/99           8.94          8.83                -                 0.2452               1.51
---------------------------------------------------------------------------------------------------------------
                                                      Totals:  $0.0000         $3.5996
---------------------------------------------------------------------------------------------------------------
                                                           Cumulative Total Return as of 05/31/99:  30.94%

 (1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

 (2) Includes foreign exchange gain distributions, if any.

    The above data represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER STRATEGIC INCOME FUND

PERFORMANCE RESULTS (unaudited) (concluded)

AVERAGE ANNUAL TOTAL RETURN(1)

                                    % Return Without Deducting                    % Return After Deducting
                                       Maximum Sales Charge                         Maximum Sales Charge
                             -------------------------------------------       -------------------------------
Class                           A*              B**            C***               A*          B**      C***
Twelve Months Ended 06/30/99   (1.07)%       (1.85)%          (1.58)%           (5.03)%     (6.43)%   (2.26)%
Five Years Ended 06/30/99       7.48          6.68             6.97              6.61        6.39      6.97
Commencement of Operations
   Through 06/30/99             5.67           4.88            5.16              4.87        4.75      5.16

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 1 year. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of issuance date is February 7, 1994 for Class A, Class B and Class C shares.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended May 31,1999 and since inception, February 17, 1998 through May 31, 1999, Class Y shares had a total return of 1.72%, and 0.66%, respectively.

      For the twelve months ended June 30, 1999 and since inception through June 30, 1999, Class Y shares had an average annual total return of (0.82)% and 0.68%, respectively.

    The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS                                MAY 31, 1999 (unaudited)


Principal
 Amount                                                                   Maturity            Interest
  (000)                                                                     Dates               Rates            Value
---------                                                           --------------------   ---------------    -------------

U.S. Government and Investment Grade Obligations--34.71%
U.S. Government Obligations--1.63%
$  1,800    U.S. Treasury Bonds (cost--$1,849,071)................        08/15/27              6.375%          $1,874,813
                                                                                                                ----------
Government National Mortgage Association Certificates--3.94%
   4,291    GNMA (cost--$4,529,160)...............................  06/15/17 to 11/15/17        8.000            4,516,696
                                                                                                                ----------

Federal National Mortgage Association Certificates--14.75%
NZD 4,200   FNMA..................................................        06/20/02              7.250            2,322,819
   6,000    FNMA 15 year TBA......................................          TBA                 6.500            5,971,872
   9,000    FNMA 30 year TBA......................................          TBA             6.000 to 6.500       8,636,253
                                                                                                                ----------
Total Federal National Mortgage Association
        Certificates (cost--$17,081,315)..........................                                              16,930,944
                                                                                                                ----------
Collateralized Mortgage Obligations--14.39%
   4,000    CS First Boston Mortgage Securities Corporation,
            Series 1997-C2, Class A2..............................        07/17/07              6.520            3,947,080
   1,000    DLJ Commercial Mortgage Corporation,
            Series 1998-CG1, Class A1B............................        05/10/08              6.410              977,620
   6,810    First Union Lehman Brothers Mortgage Trust,
            Series 1997-C2, Class A3..............................        12/18/07              6.650            6,746,190
   5,000    FNMA REMIC, Series 1993-87, Class J...................        04/25/22              6.250            4,835,578
                                                                                                                ----------
Total Collateralized Mortgage Obligations (cost--$16,767,737).....                                              16,506,468
                                                                                                                ----------
Total U.S. Government and Investment Grade
         Obligations (cost--$40,227,283)..........................                                              39,828,921
                                                                                                                ----------
GLOBAL DEBT SECURITIES--12.76%
Canada--2.84%
   4,385*   Government of Canada..................................        12/01/06              7.000            3,259,538
                                                                                                                ----------
Korea--0.23%
     255    Republic of Korea.....................................        04/15/08              8.875              267,113
                                                                                                                ----------
Mexico--2.86%
   3,952    United Mexican States Series B, DISC(1)...............        12/31/19              5.875++          3,280,160
                                                                                                                ----------
Panama--1.00%
   1,599    Republic of Panama, PDI(2)............................        07/17/16              5.938++          1,150,995
                                                                                                                ----------
Philippines--0.93%
   1,100    Republic of Philippines...............................        04/15/08              8.875            1,070,190
                                                                                                                ----------
Poland--1.70%
   4,140*   Republic of Poland....................................        06/12/04             10.000            1,018,109
   1,510    Republic of Poland, PAR...............................        10/27/24              3.000(b)           924,875
                                                                                                                ----------
                                                                                                                 1,942,984
                                                                                                                ----------

United Kingdom--3.20%
   1,995*   United Kingdom Gilt...................................  09/08/03 to 12/07/15    6.500 to 10.000      3,669,676
                                                                                                                ----------
Total Global Debt Securities (cost--$14,861,798)..................                                              14,640,656
                                                                                                                ----------

HIGH YIELD SECURITIES--47.01%

Corporate Bonds--42.18%
Cable--4.90%
   1,000    21st Century Telecommunications Group Incorporated....        02/15/08             12.250+             460,000
   1,500    @Entertainment Incorporated...........................        07/15/08             14.500+             720,000
     750    EchoStar DBS Corporation**............................        02/01/09              9.375              763,125
   2,000    Knology Holdings Incorporated.........................        10/15/07             11.875+           1,200,000
   1,000    NTL Incorporated**....................................        10/01/08             11.500            1,110,000
   1,000    RCN Corporation.......................................        10/15/07             11.125+             660,000
   1,000    UIH Australia Pacific Incorporated....................        05/15/06             14.000+             710,000
                                                                                                                ----------
                                                                                                                 5,623,125
                                                                                                                ----------

PAINEWEBBER STRATEGIC INCOME FUND

Principal
 Amount                                                               Maturity        Interest
  (000)                                                                 Dates          Rates             Value
---------                                                      ----------------   --------------    -------------
HIGH YIELD SECURITIES (CONTINUED)
Corporate Bonds (continued)
Chemicals--0.61%
$    700    Lyondell Chemical Company** .......................       05/01/07          9.875%       $  703,500
                                                                                                     ----------
Communications--Fixed--7.87%
   1,000    Alestra S.A.** ....................................       05/15/06         12.125           955,000
     750    Allegiance Telecom Incorporated ...................       05/15/08         12.875           810,000
   1,000    Barak ITC .........................................       11/15/07         12.500+          575,000
     750    Esprit Telecom Group PLC ..........................       06/15/08         10.875           789,375
     625    GST Equipment Funding Incorporated ................       05/01/07         13.250           675,000
   1,000    Hyperion Telecommunications Incorporated** ........       11/01/07         12.000         1,020,000
   1,000    Metromedia Fiber Network Incorporated .............       11/15/08         10.000         1,042,500
     650    Nextlink Communications Incorporated ..............       06/01/09         10.750           650,000
     750    Northeast Optic Network Incorporated ..............       08/15/08         12.750           772,500
     750    Pathnet Incorporated ..............................       04/15/08         12.250           420,000
     500#   Tele1 Europe BV** .................................       05/15/09         13.000           505,000
   1,250    Viatel Incorporated ...............................       04/15/08         12.500+          815,625
                                                                                                     ----------
                                                                                                      9,030,000
                                                                                                     ----------
Communications-Mobile--3.21%
   1,000#   ICO Global Communication Limited ..................       08/01/05         15.000           520,000
   2,500    Nextel Communications Incorporated ................       02/15/08          9.950+        1,662,500
   1,500    Nextel International Incorporated .................       04/15/08         12.125+          765,000
     750    Orange PLC ........................................       08/01/08          8.000           735,000
                                                                                                     ----------
                                                                                                      3,682,500
                                                                                                     ----------
Consumer Manufacturing--2.35%
     500    Apparel Ventures Incorporated (a) .................       12/31/00         12.250           100,000
   1,000    Decora Industries Incorporated ....................       05/01/05         11.000           961,250
     750    Jafra Cosmetics International Incorporated ........       05/01/08         11.750           645,000
   1,000    Westpoint Stevens Incorporated ....................       06/15/08          7.875           987,500
                                                                                                     ----------
                                                                                                      2,693,750
                                                                                                     ----------

Energy--2.34%
   1,000    Grant Geophysical Incorporated ....................       02/15/08          9.750           530,000
     500#   Key Energy Services Incorporated** ................       01/15/09         14.000           511,250
   1,000    Northern Offshore ASA .............................       05/15/05         10.000           510,000
   1,000    R&B Falcon Corporation** ..........................       12/15/08          9.500           890,000
     250    Transcontinental Refining Corporation** ...........       12/01/03         15.000           247,500
                                                                                                     ----------
                                                                                                      2,688,750
                                                                                                     ----------
Financial Services--1.39%
     750    Airplane Pass Through Trust .......................       03/15/19         10.875           735,000
     500    Olympic Financial Limited .........................       03/15/07         11.500           425,000
     625    Signet Capital Trust I ............................       08/15/27          9.500           437,500
                                                                                                     ----------
                                                                                                      1,597,500
                                                                                                     ----------
 Food & Beverage--2.21%
   1,000    Iowa Select Farms L. P.** .........................       12/01/05         10.750           835,000
     750    Mrs. Fields Original Cookies Incorporated .........       12/01/04         10.125           705,000
   1,000    Packaged Ice Incorporated .........................       02/01/05          9.750           990,000
                                                                                                     ----------
                                                                                                      2,530,000
                                                                                                     ----------

PAINEWEBBER STRATEGIC INCOME FUND

Principal
 Amount                                                               Maturity          Interest
  (000)                                                                 Dates            Rates             Value
---------                                                        -----------------   --------------    -------------
HIGH YIELD SECURITIES (CONTINUED)
Corporate Bonds (concluded)
General Industrial--3.22%
$    500    Aqua Chemical Incorporated ........................       07/01/08         11.250%       $  385,000
   1,000    Coltec Industries Incorporated ....................       04/15/08          7.500           990,000
     750    J.B.Poindexter & Company Incorporated .............       05/15/04         12.500           712,500
     600    Jordan Telecommunication Products .................       08/01/07          9.875           603,000
     400    Jordan Telecommunication Products .................       08/01/07         11.750+          340,000
     750    SabreLiner Corporation** ..........................       06/15/08         11.000           663,750
                                                                                                     ----------
                                                                                                      3,694,250
                                                                                                     ----------
Healthcare--0.84%
   1,000    Tenet Healthcare Corporation** ....................       12/01/08          8.125           965,000
                                                                                                     ----------
Hotels & Lodging--0.45%
     625    Silverleaf Resorts Incorporated ...................       04/01/08         10.500           518,750
                                                                                                     ----------
Media--0.64%
   1,750    Inter Act Systems Incorporated ....................       08/01/03         14.000+          735,000
                                                                                                     ----------
Metals & Mining--0.69%
   1,000    Metal Management Incorporated .....................       05/15/08         10.000           795,000
                                                                                                     ----------
Real Estate--1.08%
     625    American Architectural Products Corporation .......       12/01/07         11.750           487,500
     750    Forest City Enterprise Incorporated ...............       03/15/08          8.500           750,000
                                                                                                     ----------
                                                                                                      1,237,500
                                                                                                     ----------
Restaurants--0.79%
   1,000    American Restaurant Group Incorporated ............       02/15/03         11.500           902,500
                                                                                                     ----------
Retail--2.11%
   1,000    Advance Holding Corporation .......................       04/15/09         12.875+          597,500
     750    Ames Department Stores Incorporated** .............       04/15/06         10.000           738,750
     350    Big 5 Corporation .................................       11/15/07         10.875           364,875
     690    Tuesday Morning Corporation .......................       12/15/07         11.000           717,600
                                                                                                     ----------
                                                                                                      2,418,725
                                                                                                     ----------
Services--1.29%
     750    Atlantic Express Transportation Corporation .......       02/01/04         10.750           759,375
     750    Protection One Incorporated** .....................       01/15/09          8.125           723,750
                                                                                                     ----------
                                                                                                      1,483,125
                                                                                                     ----------
Technology--2.36%
     500    Ampex Corporation (c) .............................       03/15/03         12.000           520,000
   2,000    Electronic Retailing Systems International
              Incorporated.....................................       02/01/04         13.250+          640,000
     625    Samsung Electronics America Incorporated** ........       05/01/03          9.750           637,500
     500    Source Media Incorporated .........................       11/01/04         12.000           380,000
     500    Verio Incorporated** ..............................       12/01/08         11.250           527,500
                                                                                                     ----------
                                                                                                      2,705,000
                                                                                                     ----------
Transportation--3.28%
   1,000    American Reefer Company Limited ...................       03/01/08         10.250           630,000
   1,000    Equimar Shipholdings Limited ......................       07/01/07          9.875           680,000
   1,000    Millenium Seacarriers Incorporated ................       07/15/05         12.000           620,000
     750    Navigator Gas Transport PLC** .....................       06/30/07         10.500           457,500
   1,000    Stena AB ..........................................       06/15/07          8.750           930,000
     750    TFM, S.A. de C.V. .................................       06/15/09         11.750+          446,250
                                                                                                     ----------
                                                                                                      3,763,750
                                                                                                     ----------
Utilities--0.55%
     624    Panda Funding Corporation .........................       08/20/12         11.625           636,196
                                                                                                     ----------
Total Corporate Bonds (cost--$55,101,655) .....................                                      48,403,921
                                                                                                     ----------

PAINEWEBBER STRATEGIC INCOME FUND

Principal
 Amount                                                              Maturity          Interest
  (000)                                                                Dates            Rates             Value
---------                                                        ----------------   --------------    -------------
HIGH YIELD SECURITIES (CONTINUED)
Convertible Bonds--1.32%
Communications--0.13%
$    110    GST Telecommunications Incorporated ...............       12/15/05         13.875%+      $  147,400
                                                                                                     ----------
Services--1.19%
     750    Corporate Express Incorporated ....................       07/01/00          4.500           670,313
     797    Waste Systems International Incorporated** ........       05/13/05          7.000           701,461
                                                                                                     ----------
                                                                                                      1,371,774
                                                                                                     ----------
Total Convertible Bonds (cost--$1,600,268) ....................                                       1,519,174
                                                                                                     ----------
Number of
 Shares
---------
Common Stocks(a)--1.57%
Communications--Fixed--0.82%
  20,984    Viatel Incorporated .............................................................           944,293
                                                                                                     ----------
Media--0.26%
   2,000     Affiliated Newspaper Investments Incorporated ..................................           300,000
                                                                                                     ----------
Services--0.26%
  43,575    Waste Systems International Incorporated ........................................           296,855
                                                                                                     ----------
Technology--0.23%
  17,000    Ampex Corporation ...............................................................            75,437
   3,432    Verio Incorporated ..............................................................           186,186
                                                                                                     ----------
                                                                                                        261,623
                                                                                                     ----------
Total Common Stocks (cost--$382,370) ........................................................         1,802,771
                                                                                                     ----------
Preferred Stocks(a)--1.90%
Energy--1.90%
   2,000    Centaur Funding .................................................................         2,166,250
  10,373    Orion ...........................................................................             7,085
  42,409    TCR Holdings ....................................................................             2,521
                                                                                                     ----------
Total Preferred Stocks (cost--$2,002,521)                                                             2,175,856
                                                                                               ----------
Number of
Warrants
---------
Warrants(a)--0.04%
Cable--0.02%
   6,000    @Entertainment Incorporated .....................................................            18,000
   2,000    Knology Holdings Incorporated ...................................................             5,000
   1,000    UIH Australia Pacific Incorporated ..............................................             1,000
                                                                                                     ----------
                                                                                                         24,000
                                                                                                     ----------
Communications--Fixed--0.00%
     750    Pathnet Incorporated ............................................................             7,500
                                                                                                     ----------
Consumer Manufacturing--0.00%
   1,044    AVI Holdings Incorporated .......................................................                10
                                                                                                     ----------
Financial Services--0.00%
     500    Olympic Financial Limited .......................................................               500
                                                                                                     ----------

PAINEWEBBER STRATEGIC INCOME FUND

Number of
Warrants                                                                                                                 Value
---------                                                                                                            ------------
HIGH YIELD SECURITIES (CONCLUDED)
Warrants(a) (concluded)
Media--0.01%
   1,750    Inter Act Systems Incorporated ..................................................                        $     10,500
                                                                                                                     ------------
Technology--0.01%
   2,000    Electronic Retailing Systems International ......................................                              10,000
                                                                                                                     ------------
Transportation--0.00%
   1,000    Millenium Seacarriers Incorporated ..............................................                                 125
                                                                                                                     ------------
Total Warrants (cost-- $51,201) .............................................................                              52,635
                                                                                                                     ------------
Total High Yield Securities (cost-- $59,138,015) ............................................                          53,954,357
                                                                                                                     ------------
Principal
 Amount                                                                               Maturity        Interest
  (000)                                                                                 Dates           Rates
-----------                                                                         -------------  -------------
Short-Term Investment--5.22%
$  6,000    Federal Home Loan Mortgage Discount Notes (cost-- $5,988,250) .......      06/16/99         4.700%          5,988,250
                                                                                                                     ------------
REPURCHASE AGREEMENTS--12.37%
   7,000 Repurchase Agreement dated 05/28/99 with Morgan Guaranty Trust Company collateralized by $6,983,000 U.S. Treasury Notes, 5.375% due 06/30/00
           (value-- $7,139,978); proceeds: $7,003,726 ...........................      06/01/99         4.790           7,000,000
   7,198 Repurchase Agreement dated 05/28/99 with Dresdner Bank collateralized by $7,368,000 U.S. Treasury Notes, 4.500% due 09/30/00
            (value--$7,342,801); proceeds: $7,201,839 ...........................      06/01/99         4.800           7,198,000
                                                                                                                     ------------
Total Repurchase Agreements (cost-- $14,198,000) ..............................................                        14,198,000
                                                                                                                     ------------
Total Investments (cost-- $134,413,346)-- 112.07% .............................................                       128,610,184
Liabilities in excess of other assets-- (12.07%) ..............................................                       (13,853,101)
                                                                                                                     ------------
Net Assets-- 100.00% ..........................................................................                      $114,757,083
                                                                                                                     ============

--------------------
 *  Stated in local currency.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 # Security represents a unit which is composed of the stated bond with attached warrants or common stock.
 + Denotes a step-up bond or a zero coupon bond that converts to the noted fixed rated at a designated future date.
 ++ Floating rate securities, the interest rates shown are the current rates as of May 31, 1999.
(a) Non-income producing.
(b) Reflects rate at May 31, 1999, on step coupon rate instruments.
(c) Illiquid security representing 0.45% of net assets.
(1) With an additional 6,080,000 recoverable rights attached maturing on June 30, 2003 with no market value.
(2) Interest may be capitalized.
DISC Discount Bonds.
NZD New Zealand Dollars.
PDI Past Due Interest Bond.
PAR Par Bond.
REMIC Real Estate Mortgage Investment Conduit.
TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

PAINEWEBBER STRATEGIC INCOME FUND

FORWARD FOREIGN CURRENCY CONTRACTS


                                                                                                          Unrealized
                                               Contract to                                Maturity        Appreciation
                                                 Deliver          In Exchange for          Dates         (Depreciation)
                                               -----------        ----------------        --------       --------------
British Pounds ........................          1,915,000        US$    3,077,405        07/13/99        $  10,107
Canada Dollars ........................          2,587,000        US$    1,781,680        06/07/99           25,243
Greek Drachma .........................        588,968,000        US$    1,961,788        06/28/99           80,282
New Zealand Dollars ...................          3,800,000        US$    1,910,260        07/06/99         (127,239)
U.S. Dollars ..........................          1,926,432        GRD  588,968,000        06/28/99          (44,925)
U.S. Dollars ..........................          1,865,800        NZD    3,800,000        07/06/99          171,699
                                                                                                          ---------
                                                                                                          $ 115,167
                                                                                                          =========

-------------------------
Currency Type Abbreviation:
GRD--Greek Drachma
NZD--New Zealand Dollars
US$--United States Dollars

                 See accompanying notes to financial statements

PAINEWEBBER STRATEGIC INCOME FUND


STATEMENT OF ASSETS AND LIABILITIES                                                                         MAY 31, 1999 (unaudited)

Assets
Investments in securities, at value (cost--$120,215,346) .....................................................        $ 114,412,184
Repurchase Agreements (cost--$14,198,000) ....................................................................           14,198,000
Interest receivable ..........................................................................................            1,713,264
Unrealized appreciation on forward foreign currency contracts ................................................              287,331
Receivable for shares of beneficial interest sold ............................................................              200,556
Other assets .................................................................................................               10,975
                                                                                                                             ------
Total assets .................................................................................................          130,822,310
                                                                                                                        -----------
Liabilities
Payable for investments purchased ............................................................................           15,380,000
Payable for shares of beneficial interest repurchased ........................................................              287,293
Unrealized depreciation on forward foreign currency contracts ................................................              172,164
Payable to affiliates ........................................................................................              139,672
Due to custodian .............................................................................................               31,709
Accrued expenses and other liabilities .......................................................................               54,389
                                                                                                                             ------
Total liabilities ............................................................................................           16,065,227
                                                                                                                         ----------
Net Assets
Beneficial interest--$0.001 par value (unlimited amount authorized) ..........................................          129,358,888
Distribution in excess of net investment income ..............................................................             (203,730)
Accumulated net realized losses from investment, futures and options transactions ............................           (8,708,395)
Net unrealized depreciation of investments, other assets, liabilities and forward
  contracts denominated in foreign currencies ................................................................           (5,689,680)
                                                                                                                         ----------
Net assets ...................................................................................................        $ 114,757,083
                                                                                                                      =============

Class A:
Net assets ...................................................................................................        $  39,915,438
                                                                                                                      -------------
Shares outstanding ...........................................................................................            4,515,999
                                                                                                                          ---------
Net asset and redemption value per share .....................................................................                $8.84
                                                                                                                              =====
Maximum offering price per share (net asset value plus sales charge of 4.00% of offering price) ..............                $9.21
                                                                                                                              =====
Class B:
Net assets ...................................................................................................        $  44,087,834
                                                                                                                      -------------
Shares outstanding ...........................................................................................            4,994,147
                                                                                                                          ---------
Net asset value and offering price per share .................................................................                $8.83
                                                                                                                              =====
Class C:
Net assets ...................................................................................................        $  29,789,296
                                                                                                                      -------------
Shares outstanding ...........................................................................................            3,372,775
                                                                                                                          ---------
Net asset value and offering price per share .................................................................                $8.83
                                                                                                                              =====
Class Y:
Net assets ...................................................................................................        $     964,515
                                                                                                                      -------------
Shares outstanding ...........................................................................................              109,177
                                                                                                                            -------
Net asset value, offering price and redemption value per share ...............................................                $8.83
                                                                                                                              =====

                 See accompanying notes to financial statements

PAINEWEBBER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS

                                                                                                       For the Six
                                                                                                       Months Ended
                                                                                                      May 31, 1999
                                                                                                       (unaudited)
                                                                                                      -------------
Investment income:
Interest .........................................................................................     $4,843,250
                                                                                                       ----------
Expenses:
Investment advisory and administration ...........................................................        422,376
Service fees--Class A ............................................................................         46,152
Service and distribution fees--Class B ...........................................................        224,438
Service and distribution fees--Class C ...........................................................        112,203
Transfer agency and service fees .................................................................         34,286
Reports and notices to shareholders ..............................................................         33,050
Custody and accounting ...........................................................................         28,158
Legal and audit ..................................................................................         28,106
State registration ...............................................................................         28,029
Amortization of organizational expenses ..........................................................         10,660
Trustees' fees ...................................................................................          5,250
Other expenses ...................................................................................         15,948
                                                                                                       ----------
                                                                                                          988,656
                                                                                                       ----------

Net investment income ............................................................................      3,854,594
                                                                                                       ----------
Realized and unrealized gains (losses) from investment activities:
Net realized gains (losses) from:
   Investment transactions .......................................................................        141,978
   Foreign currency transactions .................................................................       (472,813)
   Futures contracts .............................................................................        (93,153)
   Written options transactions ..................................................................        (11,617)
Net change in unrealized appreciation/depreciation of:
   Investments ...................................................................................     (1,921,010)
   Other assets, liabilities and forward contracts denominated in foreign currencies .............         14,106
                                                                                                       ----------

Net realized and unrealized losses from investment activities ....................................     (2,342,509)
                                                                                                       ----------

Net increase in net assets resulting from operations .............................................     $1,512,085
                                                                                                       ==========

                 See accompanying notes to financial statements

PAINEWEBBER STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              For the Six
                                                                                              Months Ended        For the Year
                                                                                              May 31, 1999           Ended
                                                                                              (unaudited)        November 30,1998
                                                                                              -----------        ----------------
From operations:
Net investment income ....................................................................   $  3,854,594         $  6,604,003
Net realized losses from investment, purchased options, foreign currency,
    futures contracts and written options transactions ...................................       (435,605)             (52,231)
Net change in unrealized appreciation/depreciation of investments, other
    assets, liabilities and forward contracts denominated in foreign currencies ..........     (1,906,904)          (5,901,299)
                                                                                             ------------         ------------
Net increase in net assets resulting from operations .....................................      1,512,085              650,473
                                                                                             ------------         ------------

Dividends to shareholders from:
Net investment income--Class A ...........................................................     (1,487,159)          (2,333,211)
Net investment income--Class B ...........................................................     (1,642,083)          (2,962,496)
Net investment income--Class C ...........................................................     (1,133,483)          (1,873,596)
Net investment income--Class Y ...........................................................        (39,447)             (25,077)
                                                                                             ------------         ------------
Total dividends to shareholders ..........................................................     (4,302,172)          (7,194,380)
                                                                                             ------------         ------------

From beneficial interest transactions:
Net proceeds from the sale of shares .....................................................     21,365,628           53,589,392
Cost of shares repurchased ...............................................................    (18,324,133)         (24,924,283)
Proceeds from dividends reinvested .......................................................      2,598,287            4,110,250
                                                                                             ------------         ------------
Net increase in net assets from beneficial interest transactions .........................      5,639,782           32,775,359
                                                                                             ------------         ------------
Net increase in net assets ...............................................................      2,849,695           26,231,452

Net assets:
Beginning of period ......................................................................    111,907,388           85,675,936
                                                                                             ------------         ------------
End of period (including undistributed net investment income
    of $243,848 at November 30, 1998) ....................................................   $114,757,083         $111,907,388
                                                                                             ============         ============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Strategic Income Fund (the "Fund") is a series of PaineWebber Securities Trust (the "Trust") which was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Fund seeks high level of current income and, secondarily, capital appreciation by allocating its investments among three bond market categories: U.S. government and investment grade corporate bonds; U.S.high yield, high risk corporate bonds; and foreign and emerging market bonds. Costs incurred by the Fund in connection with its organization have been deferred and amortized using the straight-line method over a period not to exceed sixty months from the commencement of operations.

   Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. Class Y shares have no service or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments-- The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market quotations for its securities from independent pricing services and broker-dealers. Independent pricing services use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc.("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund. Securities and assets for which market quotations are not readily available, are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

NOTES TO FINANCIAL STATEMENTS (unaudited)


   Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (1) market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period.

   (2) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

   Although the Fund's net assets including the market values of the Fund's investments are presented at the foreign exchange rates at the close of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations.

   Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency.

NOTES TO FINANCIAL STATEMENTS (unaudited)


   The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash, U.S. government securities or liquid debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

   Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.

   Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss.

   Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund primarily uses financial futures contracts to manage duration or for hedging purposes and not for leverage. However, imperfect correlations between futures contracts and the portfolio securities being hedged or, market disruptions, do not normally permit full control of these risks at all times.

   Written Options--When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

   Dividends and Distributions to Shareholders--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS (unaudited)

CONCENTRATION OF RISK

   The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region. Mortgage securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of risk of prepayments. Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest.

WRITTEN OPTION ACTIVITY

   Transactions in options written for the six months ended May 31, 1999 were as follows:

                                                                            Number of
                                                                             Options          Premiums
                                                                           ----------        ----------
Options outstanding at  November 30, 1998 ..........................               0         $        0
Options written ....................................................             300            147,731
Options terminated in closing purchase transactions ................            (300)          (147,731)
Options expired ....................................................               0                  0
                                                                           ----------        ----------
Options outstanding at May 31, 1999 ................................               0         $        0
                                                                           ==========        ==========

INVESTMENT ADVISER AND ADMINISTRATOR

   The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets. At May 31, 1999 the Fund owed Mitchell Hutchins $73,891 in investment advisory and administration fees.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at an annual rate of 0.75% and 0.50% of the average daily net assets of Class B shares and Class C shares, respectively. At May 31, 1999, the Fund owed Mitchell Hutchins $65,751 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended May 31, 1999, it earned $91,093 in sales charges.

NOTES TO FINANCIAL STATEMENTS (unaudited)

SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins, in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will retain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended May 31, 1999, the Fund earned $826 for lending its securities and PaineWebber earned $221 as the Fund's lending agent. At May 31, 1999, the Fund owed PaineWebber $30 for security lending fees. There were no security out on loan on May 31, 1999.


BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be used for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended May 31, 1999, the Fund did not borrow under the Facility.

Transfer Agency and Related Services Fees

   PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., the Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the six months ended May 31, 1999, PaineWebber received from PFPC, Inc., approximately 49% of the total transfer agency and related services fees collected by PFPC.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at May 31, 1999, was substantially the same as the cost of securities for financial statement purposes.

   At May 31, 1999, the components of the net unrealized depreciation of investments were as follows:

   Gross appreciation (investments having an excess of value over cost) .........................   $  2,529,547
   Gross depreciation (investments having an excess of cost over value) .........................     (8,332,709)
                                                                                                    ------------
   Net unrealized depreciation of investments ...................................................   $ (5,803,162)
                                                                                                    ============

   For the six months ended May 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

   Purchases ....................................................................................   $120,507,864
   Sales ........................................................................................   $119,022,864

NOTES TO FINANCIAL STATEMENTS (unaudited)

FEDERAL TAX STATUS

   The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At November 30, 1998, the Fund had a net capital loss carryforward of $8,272,790 that will expire between November 30, 2002 and November 30, 2006. This loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

SHARES OF BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                                   Class A                        Class B
                                                           ------------------------       ------------------------
                                                             Shares         Amount          Shares        Amount
                                                           ----------    ----------       ---------     ----------
For the six months ended May 31, 1999:
Shares sold ............................................    1,222,072    $10,982,103        670,139     $5,997,364
Shares repurchased .....................................     (902,200)    (8,105,916)      (624,170)    (5,586,682)
Shares converted from Class B to Class A ...............      142,877      1,277,567       (143,058)    (1,277,567)
Dividends reinvested ...................................      103,526        924,764         93,638        835,386
                                                           ----------    ----------       ---------     ----------
Net increase (decrease) ................................      566,275    $ 5,078,518         (3,451)    $  (31,499)
                                                           ==========    ==========       =========     ==========

                                                                   Class C                        Class Y
                                                           ------------------------       ------------------------
                                                             Shares         Amount          Shares        Amount
                                                           ----------    ----------       ---------     ----------
For the six months ended May 31, 1999:
Shares sold ............................................      400,874     $3,588,263         88,248      $797,898
Shares repurchased .....................................     (446,753)    (4,006,825)       (69,352)     (624,710)
Shares converted from Class B to Class A ...............           --             --             --            --
Dividends reinvested ...................................       89,695        800,633          4,197        37,504
                                                           ----------    ----------       ---------     ----------
Net increase (decrease) ................................       43,816     $  382,071         23,093      $210,692
                                                           ==========    ==========       =========     ==========

                                                                   Class A                        Class B
                                                           -------------------------     --------------------------
                                                             Shares         Amount          Shares        Amount
                                                           ----------    -----------     ----------     -----------
For the year ended November 30, 1998:
Shares sold ............................................    2,240,724    $21,438,510      1,981,199     $18,796,882
Shares repurchased .....................................   (1,065,267)   (10,047,449)    (1,030,221)     (9,736,522)
Shares converted from Class B to Class A ...............      442,232      4,202,593       (442,802)     (4,202,593)
Dividends reinvested ...................................      153,189      1,439,464        144,447       1,358,408
                                                           ----------    -----------      ---------     -----------
Net increase ...........................................    1,770,878    $17,033,118        652,623     $ 6,216,175
                                                           ==========    ===========      =========     ===========

                                                                   Class C                        Class Y+
                                                           ------------------------      --------------------------
                                                             Shares         Amount          Shares        Amount
                                                           ----------    ----------      ----------     -----------
For the year ended November 30, 1998:
Shares sold ............................................    1,311,569    $12,448,834        95,482       $ 905,166
Shares repurchased .....................................     (529,973)    (5,029,905)      (11,995)       (110,407)
Shares converted from Class B to Class A ...............           --             --            --              --
Dividends reinvested ...................................      137,074      1,288,391         2,597          23,987
                                                           ----------    -----------      ---------     ----------
Net increase ...........................................      918,670     $8,707,320        86,084       $ 818,746
                                                           ==========    ===========      =========     ==========

----------
+ For the Period February 17, 1998 through November 30, 1998

                      [This page intentionally left blank]

                      [This page intentionally left blank]

PAINEWEBBER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                  Class A
                                                     ---------------------------------------------------------------
                                                                                                     For the Period
                                                     For the Six         For the Years Ended        February 1, 1996
                                                     Months Ended           November 30,                through
                                                     May 31, 1999        -------------------          November 30,
                                                     (unaudited)           1998       1997                1996
                                                     -----------         --------    -------         ---------------
Net asset value, beginning of period ...............  $  9.06            $  9.60    $  9.37              $ 8.99
                                                      -------            -------    -------              ------
Net investment income ..............................     0.33               0.64       0.74                0.57
Net realized and unrealized gains (losses)
     from investments, foreign currency,
     futures contracts and written options .........    (0.19)             (0.48)      0.17                0.39
                                                      -------            -------    -------              ------
Net increase (decrease) from
     investment operations .........................     0.14               0.16       0.91                0.96
                                                      -------            -------    -------              ------
Dividends from net investment income ...............    (0.36)             (0.70)     (0.68)              (0.58)
Distributions from net realized gains
     from foreign currency transactions ............       --                 --         --                  --
                                                      -------            -------    -------              ------
Total dividends and distributions to shareholders ..    (0.36)             (0.70)     (0.68)              (0.58)
                                                      -------            -------    -------              ------
Net asset value, end of period .....................  $  8.84            $  9.06    $  9.60              $ 9.37
                                                      =======            =======    =======              ======
Total investment return (1) ........................     1.59%              1.65%     10.04%              11.14%
                                                      =======            =======    =======              ======
Ratios/Supplemental data:
Net assets, end of period (000's) ..................  $39,915            $35,778    $20,909              $9,944
Expenses to average net assets (2) .................     1.31%*             1.34%      1.65%               1.89%*

Net investment income to average net assets ........     7.28%*             6.97%      7.35%               7.69%*
Portfolio turnover rate ............................      110%               192%       140%                101%


                                                                                  Class A
                                                     ---------------------------------------------------------------
                                                                              For the Period
                                                          For the            February 7, 1994+
                                                         Year Ended               through
                                                         January 31,            January 31,
                                                            1996                   1995
                                                         -----------         -----------------
Net asset value, beginning of period ...............     $  8.60                  $ 10.00
                                                         -------                  -------
Net investment income ..............................        0.67                     0.74
Net realized and unrealized gains (losses)
     from investments, foreign currency,
     futures contracts and written options .........        0.59                    (1.49)
                                                         -------                  -------
Net increase (decrease) from
     investment operations .........................        1.26                    (0.75)
                                                         -------                  -------
Dividends from net investment income ...............       (0.77)                   (0.65)
Distributions from net realized gains
     from foreign currency transactions ............       (0.10)                      --
                                                         -------                  -------
Total dividends and distributions to shareholders ..       (0.87)                   (0.65)
                                                         -------                  -------
Net asset value, end of period .....................     $  8.99                  $  8.60
                                                         =======                  =======
Total investment return (1) ........................       15.27%                   (7.61)%
                                                         =======                  =======
Ratios/Supplemental data:
Net assets, end of period (000's) ..................     $ 9,841                  $11,148
Expenses to average net assets (2) .................        1.74%                    1.49%*

Net investment income to average net assets ........        8.52%                    8.06%*
Portfolio turnover rate ............................          91%                     117%

----------
+ Commencement of operations.
* Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

(2) During the year ended November 30, 1997 Mitchell Hutchins waived a portion of its advisory and administration fees. If such waivers had not been made the annualized ratios of expenses to average net assets would have been 1.66% for Class A, and 2.45% for Class B.

                                                                                  Class B
                                                     ---------------------------------------------------------------
                                                                                                     For the Period
                                                     For the Six         For the Years Ended        February 1, 1996
                                                     Months Ended           November 30,                through
                                                     May 31, 1999        -------------------          November 30,
                                                     (unaudited)           1998       1997                1996
                                                     -----------         --------    -------         ---------------
Net asset value, beginning of period ...............   $  9.05           $  9.59     $  9.36              $  8.98
                                                       -------           -------     -------              -------
Net investment income ..............................      0.29              0.56        0.67                 0.51
Net realized and unrealized gains (losses)
     from investments, foreign currency,
     futures contracts and written options .........     (0.18)            (0.47)       0.16                 0.39
                                                       -------           -------     -------              -------
Net increase (decrease) from
     investment operations .........................      0.11              0.09        0.83                 0.90
                                                       -------           -------     -------              -------
Dividends from net investment income ...............     (0.33)            (0.63)      (0.60)               (0.52)
Distributions from net realized gains
     from foreign currency transactions ............        --                --          --                   --
                                                       -------           -------     -------              -------
Total dividends and distributions to shareholders ..     (0.33)            (0.63)      (0.60)               (0.52)
                                                       -------           -------     -------              -------
Net asset value, end of period .....................   $  8.83           $  9.05     $  9.59              $  9.36
                                                       =======           =======     =======              =======
Total investment return (1) ........................      1.20%             0.87%       9.20%               10.46%
                                                       =======           =======     =======              =======
Ratios/Supplemental data:
Net assets, end of period (000's) ..................   $44,088           $45,217     $41,650              $37,249
Expenses to average net assets (2) .................      2.09%*            2.12%       2.43%                2.63%*

Net investment income to average net assets ........      6.52%*            5.98%       6.56%                6.93%*
Portfolio turnover rate ............................       110%              192%        140%                 101%

                                                                                  Class B
                                                     ---------------------------------------------------------------
                                                                              For the Period
                                                          For the            February 7, 1994+
                                                         Year Ended               through
                                                         January 31,            January 31,
                                                            1996                   1995
                                                         -----------         -----------------
Net asset value, beginning of period ...............      $  8.60               $ 10.00
                                                          -------               -------
Net investment income ..............................         0.60                  0.66
Net realized and unrealized gains (losses)
     from investments, foreign currency,
     futures contracts and written options .........         0.59                 (1.47)
                                                          -------               -------
Net increase (decrease) from
     investment operations .........................         1.19                 (0.81)
                                                          -------               -------
Dividends from net investment income ...............        (0.71)                (0.59)
Distributions from net realized gains
     from foreign currency transactions ............        (0.10)                   --
                                                          -------               -------
Total dividends and distributions to shareholders ..        (0.81)                (0.59)
                                                          -------               -------
Net asset value, end of period .....................      $  8.98               $  8.60
                                                          =======               =======
Total investment return (1) ........................        14.37%                (8.22)%
                                                          =======               =======
Ratios/Supplemental data:
Net assets, end of period (000's) ..................      $40,653               $40,710
Expenses to average net assets (2) .................         2.49%                 2.24%*

Net investment income to average net assets ........         7.77%                 7.46%*
Portfolio turnover rate ............................           91%                  117%


PAINEWEBBER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                                        Class C
                                                           -----------------------------------------------------------------
                                                                                                            For the Period
                                                           For the Six         For the Years Ended         February 1, 1996
                                                           Months Ended           November 30,                  through
                                                           May 31, 1999        ---------------------          November 30,
                                                           (unaudited)           1998         1997                1996
                                                           -----------         --------      -------         ---------------
Net asset value, beginning of period ...................    $  9.05             $  9.59     $  9.37              $ 8.98
                                                            -------             -------     -------              ------
Net investment income ..................................       0.30                0.59        0.70                0.53
Net realized and unrealized gains (losses)
     from investments, foreign currency,
     futures contracts and written options .............      (0.18)              (0.48)       0.15                0.40
                                                            -------             -------     -------              ------
Net increase (decrease) from
     investment operations .............................       0.12                0.11        0.85                0.93
                                                            -------             -------     -------              ------
Dividends from net investment income ...................      (0.34)              (0.65)      (0.63)              (0.54)
Distributions from net realized gains
     from foreign currency transactions ................         --                  --          --                  --
                                                            -------             -------     -------              ------
Total dividends and distributions to shareholders ......      (0.34)              (0.65)      (0.63)               (0.54)
                                                            -------             -------     -------              ------
Net asset value, end of period .........................    $  8.83             $  9.05     $  9.59 $            $  9.37
                                                            =======             =======     =======              ======
Total investment return (1) ............................       1.33%               1.14%       9.37%              10.80%
                                                            =======             =======     =======              ======
Ratios/Supplemental data:
Net assets, end of period (000's) ......................    $29,789             $30,133     $23,117              $17,101
Expenses to average net assets (2) .....................       1.82%*              1.86%       2.17%                2.38%*
Net investment income to average net assets ............       6.78%*              6.24%       6.82%                7.19%*
Portfolio turnover rate ................................        110%                192%        140%                 101%

                                                                        Class C                               Class Y
                                                           --------------------------------       --------------------------------
                                                                           For the Period                         For the Period
                                                            For the       February 7, 1994+       For the Six    February 17, 1998+
                                                           Year Ended          through            Months Ended        through
                                                           January 31,       January 31,          May 31, 1999      November 30,
                                                              1996              1995              (unaudited)          1998
                                                           -----------    -----------------       -----------    -----------------
Net asset value, beginning of period ...................    $  8.60          $ 10.00               $ 9.05            $ 9.72
                                                            -------          -------               ------            ------
Net investment income ..................................       0.62             0.69                 0.32              0.56
Net realized and unrealized gains (losses)
     from investments, foreign currency,
     futures contracts and written options .............       0.59            (1.48)               (0.17)            (0.66)
                                                            -------          -------               ------            ------
Net increase (decrease) from
     investment operations .............................       1.21            (0.79)                0.15             (0.10)
                                                            -------          -------               ------            ------
Dividends from net investment income ...................      (0.73)           (0.61)               (0.37)            (0.57)
Distributions from net realized gains
     from foreign currency transactions ................      (0.10)              --                   --                --
                                                            -------          -------               ------            ------
Total dividends and distributions to shareholders ......      (0.83)           (0.61)               (0.37)            (0.57)
                                                            -------          -------               ------            ------
Net asset value, end of period .........................    $  8.98          $  8.60               $ 8.83            $ 9.05
                                                            =======          =======               ======            ======
Total investment return (1) ............................      14.63%           (8.02)%               1.72%            (1.04)%
                                                            =======          =======               ======            ======
Ratios/Supplemental data:
Net assets, end of period (000's) ......................    $19,232          $21,208               $  965            $  779
Expenses to average net assets (2) .....................       2.24%            1.98%*               1.06%*            1.07%*
Net investment income to average net assets ............       8.03%            7.62%*               7.50%*            7.26%*
Portfolio turnover rate                                          91%              117%                110%              192%

----------
+ Commencement of operations.
* Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

(2) During the year ended November 30, 1997 Mitchell Hutchins waived a portion of its advisory and administration fees. If such waivers had not been made the annualized ratios of expenses to average net assets would have been 2.18% for Class C shares.

================================================================================

TRUSTEES

E. Garrett Bewkes, Jr.                     Meyer Feldberg
Chairman                                   George W. Gowen
Margo N. Alexander                         Frederic V. Malek
Richard Q. Armstrong                       Carl W. Schafer
Mary C. Farrell                            Brian M. Storms

OFFICERS

Margo N. Alexander                         Thomas J. Libassi
President                                  Vice President
Victoria E. Schonfeld                      Dennis L. McCauley
Vice President                             Vice President
Dianne E. O'Donnell                        Nirmal Singh
Vice President and Secretary               Vice President
Paul H. Schubert                           Stuart Waugh
Vice President and Treasurer               Vice President


INVESTMENT ADVISOR,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereof.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BONDS FUNDS

o  High Income Fund
o  Investment Grade Income Fund
o  Low Duration U.S. Government Income Fund
o  Strategic Income Fund
o  U.S. Government Income Fund

TAX-FREE BOND FUNDS

o  California Tax-Free Income Fund
o  Municipal High Income Fund
o  National Tax-Free Income Fund
o  New York Tax-Free Income Fund

STOCK FUNDS

o  Financial Services Growth Fund
o  Growth Fund
o  Growth and Income Fund
o  Mid Cap Fund
o  Small Cap Fund
o  S&P 500 Index Fund
o  Tax-Managed Equity Fund
o  Utility Income Fund

ASSET ALLOCATION FUNDS

o  Balanced Fund
o  Tactical Allocation Fund

GLOBAL FUNDS

o  Asia Pacific Growth Fund
o  Emerging Markets Equity Fund
o  Global Equity Fund
o  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

o  Aggressive Portfolio
o  Moderate Portfolio
o  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

             PaineWebber

(Copyright)1999 PaineWebber Incorporated
             Member SIPC



PaineWebber

----------------------------------

STRATEGIC
INCOME FUND


MAY 31, 1999

SEMIANNUAL REPORT